Summary of Condensed Consolidated Balance Sheet (Detail) (USD $)	Dec. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jan. 31, 2013
Description Of Business [Line Items]
Prepaid consulting			$ 0	$ 0
Additional paid-in-capital	16,381,847	15,127,587	14,147,634	10,663,912
Accumulated deficit	(19,530,934)	(17,537,920)	(16,771,478)	(11,751,180)
Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	(3,144,224)	(2,405,420)	(2,619,149)	(1,083,784)
Non-controlling interest	1,672,483	782,265	926,431	692,405
Scenario, Previously Reported
Description Of Business [Line Items]
Prepaid consulting		0	(282,176)	(616,014)
Additional paid-in-capital		15,127,587	14,429,810	11,279,926
Accumulated deficit	(18,340,602)	(16,347,588)	(15,581,146)	(11,022,272)
Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.	(1,953,892)	(1,215,088)	(1,428,817)	(354,876)
Non-controlling interest	482,151	(408,067)	(263,901)	(391,379)
Restatement Adjustment
Description Of Business [Line Items]
Prepaid consulting		0	0
Additional paid-in-capital		15,127,587	14,147,634
Accumulated deficit	1,200,000	1,200,000	(16,771,478)
Stockholders' Deficit Attributable to Apollo Medical Holdings, Inc.			(2,619,149)
Non-controlling interest			$ 926,431